Term Loan Obligations (Details) - USD ($)							3 Months Ended		12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Jun. 19, 2018	Dec. 29, 2017	Nov. 28, 2017	May 29, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	May 24, 2018	May 23, 2018	Sep. 20, 2017
Debt Instrument [Line Items]
Number of shares callable by warrants (in shares)											2,300,000	23,400,000
Date from which warrants are exercisable					May 18, 2018
Minimum liquidity covenant	$ 2,000,000						$ 2,000,000		$ 2,000,000
Net proceeds excess receives from unrestricted cash									4,000,000
Interest expense							515,000	$ 423,000	1,922,000	$ 2,049,000
Non-cash amortization							$ 200,000	$ 100,000	$ 600,000	$ 700,000
LIBOR [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Basis variable rate						1.00%
Term Loan [Member]
Debt Instrument [Line Items]
Origination Date							May 29, 2015		May 29, 2015	May 29, 2015
Original Loan Amount	$ 17,700,000					$ 17,700,000			$ 17,700,000	$ 17,700,000
Basis variable rate						7.95%
Maturity date	Jun. 01, 2019						Jun. 01, 2019		Jun. 01, 2019
Fees amount associated with loan						$ 1,100,000
Number of shares callable by warrants (in shares)						188
Warrant exercise price (in dollars per share)						$ 5,175
Date from which warrants are exercisable							Nov. 30, 2015		Nov. 30, 2015
Warrant expiration date							May 29, 2025		May 29, 2025
Minimum liquidity covenant	$ 2,000,000					$ 5,000,000			$ 2,000,000				$ 1,500,000
Extended interest-only period	Jun. 01, 2020	Dec. 31, 2018	Dec. 01, 2018				Aug. 01, 2018		Aug. 01, 2018
Debt instrument, interest-only period	The Fourth Amendment also required that the Company achieve one of the following by January 31, 2019: enter into an asset sale agreement with a minimum unrestricted net cash proceeds to the Company of $4.0 million; enter into a binding agreement for the issuance and sale of its equity securities or unsecured convertible subordinated debt which would result in unrestricted gross cash proceeds of not less than $7.5 million; or enter into a merger agreement pursuant to which the obligations under the Loan and Security Agreement would be paid down to a level satisfactory to Oxford.	The Third Amendment extends the interest-only period under the Term Loan to December 31, 2018 and also requires that the Company pay to Oxford, in accordance with its pro rata share of the loans, 75% of all proceeds received (i) from the issuance and sale of unsecured subordinated convertible debt, (ii) in connection with a joint venture, collaboration or other partnering transaction, (iii) in connection with any licenses, (iv) from dividends (other than non-cash dividends from wholly owned subsidiaries) and (v) from the sale of any assets (such requirement, the “Prepayment Requirement”).	The Second Amendment extends the interest-only period under the Term Loan to December 1, 2018 if the Company receives unrestricted gross cash proceeds of at least $15 million from the sale and issuance of the Company’s equity securities on or before August 31, 2018.				The amendment also extended the interest-only period under the Loan and Security Agreement through August 1, 2018, as the Company successfully closed on a financing and received unrestricted net cash proceeds in excess of $5 million on or before December 29, 2017.
Net proceeds excess receives from unrestricted cash				$ 5,000,000
Amendment fee	$ 350,000	$ 50,000	$ 250,000
Percentage of proceeds received		75.00%
Minimum amount to be paid pursuant prepayment requirement		$ 7,000,000
Debt instrument prepayment, description		The Prepayment Requirement does not apply to proceeds from the sale and issuance of the Company’s equity securities, other than convertible debt. The Prepayment Requirement shall apply until an aggregate principle amount of $7.0 million has been paid pursuant to the Prepayment Requirement. However, if less than $7.0 million has been paid pursuant to the Prepayment Requirement on December 31, 2018 then the Company is required to promptly make additional payments until an aggregate principal amount of $7.0 million has been paid.
Debt instrument, covenant compliance							we were in compliance with all of the debt covenants under the Loan and Security Agreement
Minimum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Interest rate						8.95%
Net proceeds excess receives from unrestricted cash	4,000,000
Unrestricted gross cash proceeds required to extend interest-only period	7,500,000		$ 15,000,000
Maximum [Member]
Debt Instrument [Line Items]
Unrestricted gross cash proceeds required to extend interest-only period									$ 7,500,000
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Original Loan Amount	$ 3,000,000						$ 3,000,000		$ 3,000,000